Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 20,339,679	$ 25,334,149	$ 38,530,773
Cost of revenues	(18,700,263)	(20,649,031)	(30,226,192)
Gross Profit	1,639,416	4,685,118	8,304,581
Operating expenses:
Selling and marketing	(2,080,042)	(3,334,120)	(5,651,505)
General and administrative	(6,947,275)	(7,365,859)	(9,581,030)
Total operating expenses	(9,027,317)	(10,699,979)	(15,232,535)
Loss from operations	(7,387,901)	(6,014,861)	(6,927,954)
Other income (loss):
Other income	588,305	670,963	49,163
Other income (expenses), net	197,590	(323,983)	(725,374)
Interest expense	(241,545)	(354,412)	(958,935)
Total other (loss) income, net	544,350	(7,432)	(1,635,146)
Consolidated loss before income tax expense	(6,843,551)	(6,022,293)	(8,563,100)
Income tax (expense)	(246,815)	(293,092)	(206,944)
Net loss	(7,090,366)	(6,315,385)	(8,770,044)
Net loss attributable to shareholders of the Company	(7,088,753)	(6,315,385)	(8,770,044)
Net loss attributable to non-controlling interests	(1,613)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	750,232	179,290	(102,715)
Total Comprehensive Loss	(6,340,134)	(6,136,095)	(8,872,759)
Comprehensive loss attributable to shareholders of the Company	(6,338,521)	(6,136,095)	(8,872,759)
Comprehensive loss attributable to non-controlling interests	$ (1,613)
Net (loss) per share attributable to ordinary shareholders - basic (in Dollars per share)	$ (0.63)	$ (0.56)	$ (0.78)
Net (loss) per share attributable to ordinary shareholders - diluted (in Dollars per share)	$ (0.63)	$ (0.56)	$ (0.78)
Weighted average number of ordinary shares used in computing net (loss) per share - basic (in Shares)	11,250,000	11,250,000	11,250,000
Weighted average number of ordinary shares used in computing net (loss) per share - diluted (in Shares)	11,250,000	11,250,000	11,250,000